Shareholders' equity (Schedule of Status of RSU) (Details) - RSUs	12 Months Ended
Dec. 31, 2025 $ / shares shares
Number of RSUs
Outstanding at the beginning of the year | shares	2,308,771
Granted | shares	1,861,401
Vested | shares	(1,097,200)
Forfeited | shares	(972,892)
Outstanding at the end of the year | shares	2,100,080
Weighted-average grant date fair value
Outstanding at the beginning of the year | $ / shares	$ 33.14
Granted | $ / shares	30.34
Vested | $ / shares	34.95
Forfeited | $ / shares	32.93
Outstanding at the end of the year | $ / shares	$ 30.14